PARENT COMPANY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows Provided By Operating Activities:
Net income (loss)	$ 21,287	$ 5,687	$ 1,388	$ 253	$ 1,217	$ 431	$ 632	$ (783)	$ (4,042)	$ 23,897	$ 2,858	$ 8,545	$ (3,762)	$ (11,899)
Cash Flows Used For Financing Activities:
Issuance of common stock										1,800	56	243	54	1,273
Net Increase (Decrease) In Cash And Cash Equivalents										(77,073)	12,900	36,512	(10,305)	16,554
Cash and Cash Equivalents at Beginning of Period		88,895			75,995				86,300	112,507	75,995	75,995	86,300	69,746
Cash and Cash Equivalents at End of Period	35,434	112,507	88,895			75,995				35,434	88,895	112,507	75,995	86,300
Parent Company [Member]
Cash Flows Provided By Operating Activities:
Net income (loss)												8,545	(3,762)	(11,899)
Equity in undistributed net income of subsidiary bank												(8,829)	3,352	11,599
Net decrease in other liabilities												138	0	0
Net (increase) decrease in other assets												(1)	133	92
Net cash used for operating activities												(147)	(277)	(208)
Cash Flows Used For Investing Activities:
Investment in subsidiary												0	0	(1,100)
Net cash used for investing activities												0	0	(1,100)
Cash Flows Used For Financing Activities:
Issuance of common stock												243	54	1,273
Dividends paid												0	0	0
Issuance of long term debt												0	0	135
Net cash provided by financing activities												243	54	1,408
Net Increase (Decrease) In Cash And Cash Equivalents												96	(223)	100
Cash and Cash Equivalents at Beginning of Period					116				339		116	116	339	239
Cash and Cash Equivalents at End of Period		$ 212				$ 116						$ 212	$ 116	$ 339